Long-Term Loan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Long-Term Loan [Line Items]
Long term debt total loan amount	$ 137,000		$ 137,000
Carrying value of the asset	$ 84,867		$ 91,231
Interest rate	11.85%		11.85%
Interest expense	$ 3,413	$ 3,940	$ 14,989	$ 5,442
Long Term Loan [Member]
Long-Term Loan [Line Items]
Monthly payments	$ 2,694
Lender [Member]
Long-Term Loan [Line Items]
Monthly payments			$ 2,694